Jan. 17, 2024
Saba Closed-End Funds ETF
Saba Closed-End Funds ETF

Supplement dated January 17, 2024

to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information for the Saba Closed-End Funds ETF (the “Fund”) and should be read in conjunction with those documents.

Revised Principal Investment Strategies

The last paragraph in the section entitled “Fund Summary - Principal Investment Strategies” is restated as set forth below.

The Fund may borrow for investment purposes. The Fund may also take short positions for speculative or hedging purposes, including futures contracts (including futures on U.S. Treasury obligations), swaps (including total return swaps), put and call options (including options on indices or futures contracts), ETFs that track the performance of bond or equity indices, and Underlying Funds. Short positions will generally be used to mitigate the Fund's overall level of risk and/or levels of risk to interest rates, particular types of securities, or market segments.

Fund Phone Number

Effective immediately, the Fund’s new phone number is 1-888-615-4310

If you would like additional information, please call: 1-888-615-4310 or visit: http://www.sabaetf.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.